Financial Instruments - Schedule of Capital Structure (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Capital Structure [Abstract]
Borrowings, debentures and promissory notes	R$ 16,565	R$ 15,184
(-) Cash and cash equivalents	(5,628)	(5,459)	R$ (5,842)	R$ (2,550)
(-) Derivative financial instruments	(390)	(274)
Net debt	10,547	9,451
Shareholders´ equity	R$ 5,255	R$ 4,630	R$ 3,896	R$ 2,766
% Net debt over shareholders´ equity	201.00%	204.00%